Goodwill - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Additions due to acquisitions			$ 42,000,000
Impairment loss of goodwill	$ 0	$ 0
Accumulated impairment losses, net		102,000,000	102,000,000
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Additions due to acquisitions			42,000,000
Accumulated impairment losses, net		96,000,000	96,000,000
Microcontrollers and Digital ICs Group (MDG) [Member] | NFC and RFID Reader Business [Member]
Goodwill [Line Items]
Additions due to acquisitions		42,000,000
Others [Member]
Goodwill [Line Items]
Accumulated impairment losses, net		$ 6,000,000	$ 6,000,000